Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Use of Estimates in Financial Statements

Use of Estimates in Financial Statements — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management. Actual results could differ from those estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents — Cash and cash equivalents include cash and highly liquid investments that are readily convertible into cash and have a maturity of 90 days or less when purchased.
Investments

Investments — In accordance with ASC 320, Debt and Equity Securities, the Company classifies its investments as trading securities. The Company recognizes the investments at fair value and includes all unrealized holding gains and losses in the statement of operations.

Long-Lived Assets

Long-Lived Assets — Property and equipment are stated at cost. Additions and improvements are capitalized while repairs and maintenance are expensed. Depreciation is provided on the straight-line method over the useful life of the related assets beginning when the asset is placed in service. The estimated useful lives of the individual assets are as follows: furniture and fixtures, five years; office equipment, three to five years; and software, three years.

Impairment

Impairment — Property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators of impairment are present, the Company evaluates the carrying amount of such assets in relation to the operating performance and future estimated undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The assessment of the recoverability of assets will be impacted if estimated future operating cash flows are not achieved.

Income Taxes

Income Taxes — In accordance with ASC 740, Income Taxes, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

Income tax positions are considered for uncertainty in accordance with ASC 740-10. The provisions of ASC 740-10 were effective beginning January 1, 2008, but the Company early adopted effective January 1, 2007. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities have been recorded. The Company’s adoption of ASC 740-10 did not result in a cumulative effect adjustment to retained earnings. The Company will recognize accrued interest and penalties related to unrecognized tax benefits, if any, as interest expense and income tax expense, respectively, in the statements of operations.

Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.

Research and Development Costs		Research and Development Costs — Research and development costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation — The Company has stock option plans which provide for grants of stock options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Compensation cost is recognized for all share-based awards granted subsequent to January 1, 2005 based on the grant date fair value in accordance with the provisions of ASC 718, Compensation — Stock Compensation. The fair values for the options are estimated at the dates of grant using a Black-Scholes option-pricing model.

Additionally, the Company sponsors an employee stock purchase plan under which employees may elect payroll withholdings to fund purchases of the Company’s stock at a discount. The Company estimates the fair value of the option to purchase shares of the Company’s common stock using the Black-Scholes valuation model and recognizes compensation expense in accordance with the provisions of ASC 718-50, Employee Share Purchase Plans.

Derivative Financial Instruments

Derivative Financial Instruments — The Company’s previously outstanding preferred stock (Note 11) contained certain features which were considered embedded derivatives. The Company accounted for such embedded derivative financial instruments in accordance with ASC 815, Derivatives and Hedging. The Company recorded derivative financial instruments as assets or liabilities in the Company’s balance sheet measured at fair value. The Company recorded the changes in fair value of such instruments as noncash gains or losses in the consolidated statement of operations. The Company’s embedded derivative financial instruments were eliminated in the Company’s IPO in April, 2010. The Company held no derivative financial instruments at December 31, 2011 and 2010, respectively. The Company does not enter into derivatives for trading purposes.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, receivables, and current liabilities approximate their fair value because of their short maturities. The carrying amounts of the Company’s investments are stated at their fair market value in accordance with ASC 820, Fair Value Measurements and Disclosures.

Earnings (Loss) Per Share (EPS)

Earnings (Loss) Per Share (EPS) — Basic EPS is calculated in accordance with ASC 260, Earnings per Share by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants, convertible preferred stock and accrued but unpaid convertible preferred stock dividends. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Total securities that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Years Ended December 31,
	2011	2010	2009
Series A preferred stock and convertible accrued dividends	—	2,245,484	7,005,145
Series B preferred stock	—	2,291,242	7,147,894
Series C preferred stock	—	1,861,457	5,807,112
Series C-1 preferred stock	—	888,298	339,408
Series C-1 preferred stock warrants	—	42,426	678,820
Common stock warrants	26,313	97,757	45,297
Stock options	1,463,556	1,704,787	1,125,916

Total	1,489,869	9,131,451	22,149,592

Reporting Segments		Reporting Segments — The Company does not report segment information as it operates in only one business segment.
Promotional and Advertising Costs		Promotional and Advertising Costs — Promotional and advertising costs are expensed as incurred.
Recent Accounting Pronouncements

Recent Accounting Pronouncements – In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not believe the adoption of these amendments has had a material impact on its financial position or results of operations.

Recent Accounting Pronouncements — In January 2010, the FASB issued amendments to the existing fair value measurements and disclosures guidance which requires new disclosures and clarifies existing disclosure requirements. The purpose of these amendments is to provide a greater level of disaggregated information as well as more disclosure around valuation techniques and inputs to fair value measurements. The guidance was effective commencing with the Company’s 2010 fiscal year. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively.